RULE 497 FILING

On behalf of the Goldman Sachs Strategic International Equity Fund (the “Fund”), a series of Goldman Sachs Variable Insurance Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on May 21, 2015 (Accession No. 0001193125-15-196970), which is incorporated by reference into this Rule 497 Filing.